Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
–In January 2025, wildfires occurred in Southern California. The Company is assessing any potential impact, and does not anticipate a material adverse impact on its financial condition, results of operations, or liquidity.
–On March 19, 2025, the Company’s board of directors declared a dividend for the period October 1, 2024 – December 31, 2024 of $0.875 per share. The dividend is payable on April 22, 2025 to shareholders of record on April 4, 2025.